Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Cash Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	35,584	0	689,012
Grants of new units	70,000	35,584	61,470
Converted to equity-settled awards			(750,482)
Exercised	(8,896)
Ending balance	96,688	35,584	0
Cash Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	50,000	50,000	375,000
Converted to equity-settled awards			(325,000)
Exercised	(50,000)	0
Ending balance	0	50,000	50,000
Equity Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	750,482
Exercised	(10,000)
Ending balance	740,482	750,482
Equity Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	325,000	325,000
Exercised	(325,000)
Ending balance	0	325,000	325,000